Share-Based Compensation - Summary of Number and Weighted Average Exercise Prices of Share Options (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Share based compensation by share based payment arrangement number of options forfeited	0
Share based compensation by share based payment arrangement number of options excercised	0
Share based compensation by share based payment arrangement number of options cancelled | $ / shares	$ 0